[LOGO]


August 31, 2004



VIA EDGAR

The United States Securities
   And Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-0506

Subject: Nationwide Provident VLI Separate Account 1
         Nationwide Life Insurance Company of America
         SEC File No. 33-02625
         CIK No. 0000740269

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Provident VLI Separate Account 1 and Nationwide Life Insurance Company of America, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 25 to the Registration Statement for the Company and the Variable Account which became effective August 24, 2004.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Sincerely,


/S/ JAMIE R.CASTO

Jamie R. Casto
Variable Products Securities Counsel
Nationwide Life Insurance Company of America






Home Office:  One Nationwide Plaza                          Nationwide Insurance
Columbus, Ohio 43215-2220                                   Nationwide Financial

              Legal Counsel to the Nationwide Insurance Companies
                   and their Associated Companies